Financial Assets at Amortized Cost (Details) - Schedule of loans to customer - CLP ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
Financial Assets at Amortized Cost (Details) - Schedule of loans to customer [Line Items]
Loans to customers		$ 35,904,688	$ 33,592,377
Gross carrying amount [member]
Financial Assets at Amortized Cost (Details) - Schedule of loans to customer [Line Items]
Loans to customers		36,726,297	34,265,873
Accumulated Impairment [Member]
Financial Assets at Amortized Cost (Details) - Schedule of loans to customer [Line Items]
Loans to customers		(821,609)	(673,496)	[1]
Commercial Loans [Memebr]
Financial Assets at Amortized Cost (Details) - Schedule of loans to customer [Line Items]
Loans to customers		15,632,744	15,729,292
Commercial Loans [Memebr] | Gross carrying amount [member]
Financial Assets at Amortized Cost (Details) - Schedule of loans to customer [Line Items]
Loans to customers		15,891,074	15,986,168
Commercial Loans [Memebr] | Accumulated Impairment [Member]
Financial Assets at Amortized Cost (Details) - Schedule of loans to customer [Line Items]
Loans to customers		(258,330)	(256,876)	[1]
Chilean Exports Foreign Trade Loans [Member]
Financial Assets at Amortized Cost (Details) - Schedule of loans to customer [Line Items]
Loans to customers		946,526	710,295
Chilean Exports Foreign Trade Loans [Member] | Gross carrying amount [member]
Financial Assets at Amortized Cost (Details) - Schedule of loans to customer [Line Items]
Loans to customers		956,512	719,296
Chilean Exports Foreign Trade Loans [Member] | Accumulated Impairment [Member]
Financial Assets at Amortized Cost (Details) - Schedule of loans to customer [Line Items]
Loans to customers		(9,986)	(9,001)	[1]
Accrediting Foreign Trade Loans Negotiated in Terms of Chilean Imports [Member]
Financial Assets at Amortized Cost (Details) - Schedule of loans to customer [Line Items]
Loans to customers		2,699	2,945
Accrediting Foreign Trade Loans Negotiated in Terms of Chilean Imports [Member] | Gross carrying amount [member]
Financial Assets at Amortized Cost (Details) - Schedule of loans to customer [Line Items]
Loans to customers		2,715	2,950
Accrediting Foreign Trade Loans Negotiated in Terms of Chilean Imports [Member] | Accumulated Impairment [Member]
Financial Assets at Amortized Cost (Details) - Schedule of loans to customer [Line Items]
Loans to customers		(16)	(5)	[1]
Chilean Imports Foreign Trade Loans [Member]
Financial Assets at Amortized Cost (Details) - Schedule of loans to customer [Line Items]
Loans to customers		688,411	543,385
Chilean Imports Foreign Trade Loans [Member] | Gross carrying amount [member]
Financial Assets at Amortized Cost (Details) - Schedule of loans to customer [Line Items]
Loans to customers		698,595	549,459
Chilean Imports Foreign Trade Loans [Member] | Accumulated Impairment [Member]
Financial Assets at Amortized Cost (Details) - Schedule of loans to customer [Line Items]
Loans to customers		(10,184)	(6,074)	[1]
Current Account Debtors [Member]
Financial Assets at Amortized Cost (Details) - Schedule of loans to customer [Line Items]
Loans to customers		168,465	141,488
Current Account Debtors [Member] | Gross carrying amount [member]
Financial Assets at Amortized Cost (Details) - Schedule of loans to customer [Line Items]
Loans to customers		175,659	144,010
Current Account Debtors [Member] | Accumulated Impairment [Member]
Financial Assets at Amortized Cost (Details) - Schedule of loans to customer [Line Items]
Loans to customers		(7,194)	(2,522)	[1]
Credit Card Debtors [Member]
Financial Assets at Amortized Cost (Details) - Schedule of loans to customer [Line Items]
Loans to customers		80,317	59,680
Credit Card Debtors [Member] | Gross carrying amount [member]
Financial Assets at Amortized Cost (Details) - Schedule of loans to customer [Line Items]
Loans to customers		88,513	63,284
Credit Card Debtors [Member] | Accumulated Impairment [Member]
Financial Assets at Amortized Cost (Details) - Schedule of loans to customer [Line Items]
Loans to customers		(8,196)	(3,604)	[1]
Factoring Transactions [Member]
Financial Assets at Amortized Cost (Details) - Schedule of loans to customer [Line Items]
Loans to customers		622,699	483,624
Factoring Transactions [Member] | Gross carrying amount [member]
Financial Assets at Amortized Cost (Details) - Schedule of loans to customer [Line Items]
Loans to customers		628,546	486,282
Factoring Transactions [Member] | Accumulated Impairment [Member]
Financial Assets at Amortized Cost (Details) - Schedule of loans to customer [Line Items]
Loans to customers		(5,847)	(2,658)	[1]
Commercial Lease Transactions [Member]
Financial Assets at Amortized Cost (Details) - Schedule of loans to customer [Line Items]
Loans to customers	[2]	1,769,010	1,587,974
Commercial Lease Transactions [Member] | Gross carrying amount [member]
Financial Assets at Amortized Cost (Details) - Schedule of loans to customer [Line Items]
Loans to customers	[2]	1,782,081	1,612,776
Commercial Lease Transactions [Member] | Accumulated Impairment [Member]
Financial Assets at Amortized Cost (Details) - Schedule of loans to customer [Line Items]
Loans to customers	[2]	(13,071)	(24,802)	[1]
Student Loans [Member]
Financial Assets at Amortized Cost (Details) - Schedule of loans to customer [Line Items]
Loans to customers		56,124	54,581
Student Loans [Member] | Gross carrying amount [member]
Financial Assets at Amortized Cost (Details) - Schedule of loans to customer [Line Items]
Loans to customers		59,752	58,018
Student Loans [Member] | Accumulated Impairment [Member]
Financial Assets at Amortized Cost (Details) - Schedule of loans to customer [Line Items]
Loans to customers		(3,628)	(3,437)	[1]
Other loans and Accounts Receivable [Member]
Financial Assets at Amortized Cost (Details) - Schedule of loans to customer [Line Items]
Loans to customers		20,283	40,227
Other loans and Accounts Receivable [Member] | Gross carrying amount [member]
Financial Assets at Amortized Cost (Details) - Schedule of loans to customer [Line Items]
Loans to customers		25,298	50,089
Other loans and Accounts Receivable [Member] | Accumulated Impairment [Member]
Financial Assets at Amortized Cost (Details) - Schedule of loans to customer [Line Items]
Loans to customers		(5,015)	(9,862)	[1]
Commercial Loans Subtotal [Member]
Financial Assets at Amortized Cost (Details) - Schedule of loans to customer [Line Items]
Loans to customers		19,987,278	19,353,491
Commercial Loans Subtotal [Member] | Gross carrying amount [member]
Financial Assets at Amortized Cost (Details) - Schedule of loans to customer [Line Items]
Loans to customers		20,308,745	19,672,332
Commercial Loans Subtotal [Member] | Accumulated Impairment [Member]
Financial Assets at Amortized Cost (Details) - Schedule of loans to customer [Line Items]
Loans to customers		(321,467)	(318,841)	[1]
Mortgage Bonds [Member]
Financial Assets at Amortized Cost (Details) - Schedule of loans to customer [Line Items]
Loans to customers		3,884	6,057
Mortgage Bonds [Member] | Gross carrying amount [member]
Financial Assets at Amortized Cost (Details) - Schedule of loans to customer [Line Items]
Loans to customers		3,907	6,084
Mortgage Bonds [Member] | Accumulated Impairment [Member]
Financial Assets at Amortized Cost (Details) - Schedule of loans to customer [Line Items]
Loans to customers		(23)	(27)	[1]
Endorsable Mortgage Mutual Loans [Member]
Financial Assets at Amortized Cost (Details) - Schedule of loans to customer [Line Items]
Loans to customers		14,527	17,718
Endorsable Mortgage Mutual Loans [Member] | Gross carrying amount [member]
Financial Assets at Amortized Cost (Details) - Schedule of loans to customer [Line Items]
Loans to customers		14,604	17,784
Endorsable Mortgage Mutual Loans [Member] | Accumulated Impairment [Member]
Financial Assets at Amortized Cost (Details) - Schedule of loans to customer [Line Items]
Loans to customers		(77)	(66)	[1]
Mortgage Mutual Financed With Mortgage Bonds [Member]
Financial Assets at Amortized Cost (Details) - Schedule of loans to customer [Line Items]
Loans to customers
Mortgage Mutual Financed With Mortgage Bonds [Member] | Gross carrying amount [member]
Financial Assets at Amortized Cost (Details) - Schedule of loans to customer [Line Items]
Loans to customers
Mortgage Mutual Financed With Mortgage Bonds [Member] | Accumulated Impairment [Member]
Financial Assets at Amortized Cost (Details) - Schedule of loans to customer [Line Items]
Loans to customers				[1]
Other Mortgage Mutual Loans [Member]
Financial Assets at Amortized Cost (Details) - Schedule of loans to customer [Line Items]
Loans to customers		11,193,945	10,132,804
Other Mortgage Mutual Loans [Member] | Gross carrying amount [member]
Financial Assets at Amortized Cost (Details) - Schedule of loans to customer [Line Items]
Loans to customers		11,242,986	10,169,889
Other Mortgage Mutual Loans [Member] | Accumulated Impairment [Member]
Financial Assets at Amortized Cost (Details) - Schedule of loans to customer [Line Items]
Loans to customers		(49,041)	(37,085)	[1]
Residential Lease Transactions [Member]
Financial Assets at Amortized Cost (Details) - Schedule of loans to customer [Line Items]
Loans to customers	[2]
Residential Lease Transactions [Member] | Gross carrying amount [member]
Financial Assets at Amortized Cost (Details) - Schedule of loans to customer [Line Items]
Loans to customers	[2]
Residential Lease Transactions [Member] | Accumulated Impairment [Member]
Financial Assets at Amortized Cost (Details) - Schedule of loans to customer [Line Items]
Loans to customers	[2]			[1]
Other Loans and Accounts Receivable [Member]
Financial Assets at Amortized Cost (Details) - Schedule of loans to customer [Line Items]
Loans to customers		159,320	150,963
Other Loans and Accounts Receivable [Member] | Gross carrying amount [member]
Financial Assets at Amortized Cost (Details) - Schedule of loans to customer [Line Items]
Loans to customers		160,825	152,771
Other Loans and Accounts Receivable [Member] | Accumulated Impairment [Member]
Financial Assets at Amortized Cost (Details) - Schedule of loans to customer [Line Items]
Loans to customers		(1,505)	(1,808)	[1]
Mortgage Loans Subtotal [Member]
Financial Assets at Amortized Cost (Details) - Schedule of loans to customer [Line Items]
Loans to customers		11,371,676	10,307,542
Mortgage Loans Subtotal [Member] | Gross carrying amount [member]
Financial Assets at Amortized Cost (Details) - Schedule of loans to customer [Line Items]
Loans to customers		11,422,322	10,346,528
Mortgage Loans Subtotal [Member] | Accumulated Impairment [Member]
Financial Assets at Amortized Cost (Details) - Schedule of loans to customer [Line Items]
Loans to customers		(50,646)	(38,986)	[1]
Consumer Loans in Installments [Member]
Financial Assets at Amortized Cost (Details) - Schedule of loans to customer [Line Items]
Loans to customers		2,740,749	2,605,478
Consumer Loans in Installments [Member] | Gross carrying amount [member]
Financial Assets at Amortized Cost (Details) - Schedule of loans to customer [Line Items]
Loans to customers		3,115,069	2,873,304
Consumer Loans in Installments [Member] | Accumulated Impairment [Member]
Financial Assets at Amortized Cost (Details) - Schedule of loans to customer [Line Items]
Loans to customers		(374,320)	(267,826)	[1]
Current Account Debtors [Member]
Financial Assets at Amortized Cost (Details) - Schedule of loans to customer [Line Items]
Loans to customers		240,897	166,133
Current Account Debtors [Member] | Gross carrying amount [member]
Financial Assets at Amortized Cost (Details) - Schedule of loans to customer [Line Items]
Loans to customers		253,409	172,623
Current Account Debtors [Member] | Accumulated Impairment [Member]
Financial Assets at Amortized Cost (Details) - Schedule of loans to customer [Line Items]
Loans to customers		(12,512)	(6,490)	[1]
Credit Card Debtors [Member]
Financial Assets at Amortized Cost (Details) - Schedule of loans to customer [Line Items]
Loans to customers		1,563,452	1,159,090
Credit Card Debtors [Member] | Gross carrying amount [member]
Financial Assets at Amortized Cost (Details) - Schedule of loans to customer [Line Items]
Loans to customers		1,625,210	1,199,407
Credit Card Debtors [Member] | Accumulated Impairment [Member]
Financial Assets at Amortized Cost (Details) - Schedule of loans to customer [Line Items]
Loans to customers		(61,758)	(40,317)	[1]
Consumer Lease Transactions [Member]
Financial Assets at Amortized Cost (Details) - Schedule of loans to customer [Line Items]
Loans to customers	[2]	472	476
Consumer Lease Transactions [Member] | Gross carrying amount [member]
Financial Assets at Amortized Cost (Details) - Schedule of loans to customer [Line Items]
Loans to customers	[2]	503	509
Consumer Lease Transactions [Member] | Accumulated Impairment [Member]
Financial Assets at Amortized Cost (Details) - Schedule of loans to customer [Line Items]
Loans to customers	[2]	(31)	(33)	[1]
Other Loans and Accounts Receivable [Member]
Financial Assets at Amortized Cost (Details) - Schedule of loans to customer [Line Items]
Loans to customers		164	167
Other Loans and Accounts Receivable [Member] | Gross carrying amount [member]
Financial Assets at Amortized Cost (Details) - Schedule of loans to customer [Line Items]
Loans to customers		1,039	1,170
Other Loans and Accounts Receivable [Member] | Accumulated Impairment [Member]
Financial Assets at Amortized Cost (Details) - Schedule of loans to customer [Line Items]
Loans to customers		(875)	(1,003)	[1]
Consumer Loans Subtotal [Member]
Financial Assets at Amortized Cost (Details) - Schedule of loans to customer [Line Items]
Loans to customers		4,545,734	3,931,344
Consumer Loans Subtotal [Member] | Gross carrying amount [member]
Financial Assets at Amortized Cost (Details) - Schedule of loans to customer [Line Items]
Loans to customers		4,995,230	4,247,013
Consumer Loans Subtotal [Member] | Accumulated Impairment [Member]
Financial Assets at Amortized Cost (Details) - Schedule of loans to customer [Line Items]
Loans to customers		$ (449,496)	$ (315,669)	[1]

[1]	Include an additional overlay related to the measures associated with the COVID-19 contingency for an amount equivalent to Ch$30,980 million. There is no additional overlay as of December 31, 2022.
[2]	In this item, the Bank finances its clients’ purchases of assets, including real estate and other personal property, through financial lease agreements. As of December 31, 2022, Ch$910,492 million corresponds to financial leases for real estate (Ch$810,969 million in December 31, 2021) and Ch$872,092 million corresponds to financial leases for other assets (Ch$802,316 million in December 31, 2021).